Costs and expenses by nature - Schedule of Expenses (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Cost of inventory	R$ 7,519,405	R$ 6,368,444	R$ 4,357,001
Personnel expenses	628,222	485,643	286,086
Maintenance of the units	34,396	30,567	22,387
Consulting, legal and other services	118,610	118,056	67,836
Freight on sales	57,650	47,979	31,911
Commissions	52,040	33,874	42,447
Storage	7,613	5,363	8,425
Travel	33,543	23,605	18,444
Depreciation	16,408	9,697	5,717
Amortization of intangibles	67,927	57,607	29,717
Amortization of right-of-use assets	56,236	51,203	17,997
Taxes and fees	32,266	29,849	17,948
Short term rentals	22,365	11,733	20,525
Business events	9,333	4,893	1,951
Marketing and advertising	14,631	18,181	4,089
Insurance	7,679	3,395	2,877
Utilities	22,302	12,696	6,693
Allowance for expected credit losses	36,769	27,393	11,094
Losses and damages of inventories	19,127	23,339	9,808
Fuels and lubricants	29,527	23,705	4,373
Legal fees	4,336	7,025	3,208
SPAC bonuses	29,743	0	0
Other administrative expenditures	24,606	49,178	11,629
Total	8,844,734	7,443,425	4,982,163
Cost of goods sold	7,616,606	6,421,037	4,362,657
Sales, general and administrative expenses	1,228,128	1,022,388	619,506
Fair value of acquired receivables	R$ 26,914	R$ 27,005	R$ 39,536